Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Disclosure of financial performance relating to discontinued operations	31 December 2021, the Corporate & Investment Banking business met the requirements for presentation as discontinued operations.
The financial performance and cash flow information relating to the discontinued operations were as follows:

	2021	2020	2019
	£m	£m	£m
Net interest income	33	55	68
Net fee and commission income	34	65	62
Other operating income	2	2	8
Total operating income	69	122	138
Operating expenses before credit impairment losses, provisions and charges	(32)	(62)	(60)
Credit impairment losses	11	(6)	(22)
Provisions for other liabilities and charges	(4)	(10)	(15)
Total operating credit impairment losses, provisions and charges	7	(16)	(37)
Profit from discontinued operations before tax	44	44	41
Tax on profit from discontinued operations	(12)	(13)	(11)
Profit from discontinued operations after tax	32	31	30